Note 11 - Deferred Charges, Net (Details) - Deferred Charges, Net (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred Charges, Net [Abstract]
Current Deferred Charges	$ 829	$ 489	$ 573	$ 5,742
Current and Non-current Deferred Charges	829	489
Additions, Deferred Charges	498	376	564
Amortization, Deferred Charges	(158)	(460)	(1,781)
Write-offs			$ (3,952)